UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-4186

 NAME OF REGISTRANT:                     John Hancock Income Securities
                                         Trust



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 601 Congress Street
                                         Boston, MA 02210

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Charles Rizzo
                                         601 Congress Street
                                         Boston, MA 02210

 REGISTRANT'S TELEPHONE NUMBER:          617-663-3000

 DATE OF FISCAL YEAR END:                12/31

 DATE OF REPORTING PERIOD:               07/01/2009 - 06/30/2010


2X17 John Hancock Funds Income Securities Fund
--------------------------------------------------------------------------------------------------------------------------
 BANK OF AMERICA CORPORATION                                                                 Agenda Number:  933183218
--------------------------------------------------------------------------------------------------------------------------
        Security:  060505559
    Meeting Type:  Special
    Meeting Date:  23-Feb-2010
          Ticker:  BMLPRQ
            ISIN:  US0605055591
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     A PROPOSAL TO ADOPT AN AMENDMENT TO THE BANK              Mgmt          For                            For
       OF AMERICA CORPORATION AMENDED AND RESTATED
       CERTIFICATE OF INCORPORATION TO INCREASE THE
       NUMBER OF AUTHORIZED SHARES OF COMMON STOCK
       FROM 10 BILLION TO 11.3 BILLION.

02     A PROPOSAL TO APPROVE THE ADJOURNMENT OF THE              Mgmt          For                            For
       SPECIAL MEETING, IF NECESSARY OR APPROPRIATE,
       TO SOLICIT ADDITIONAL PROXIES, IN THE EVENT
       THAT THERE ARE NOT SUFFICIENT VOTES AT THE
       TIME OF THE SPECIAL MEETING TO APPROVE THE
       PROPOSAL SET FORTH IN ITEM 1.




--------------------------------------------------------------------------------------------------------------------------
 BANK OF AMERICA CORPORATION                                                                 Agenda Number:  933203111
--------------------------------------------------------------------------------------------------------------------------
        Security:  060505559
    Meeting Type:  Annual
    Meeting Date:  28-Apr-2010
          Ticker:  BMLPRQ
            ISIN:  US0605055591
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: SUSAN S. BIES                       Mgmt          For                            For

1B     ELECTION OF DIRECTOR: WILLIAM P. BOARDMAN                 Mgmt          For                            For

1C     ELECTION OF DIRECTOR: FRANK P. BRAMBLE, SR.               Mgmt          For                            For

1D     ELECTION OF DIRECTOR: VIRGIS W. COLBERT                   Mgmt          For                            For

1E     ELECTION OF DIRECTOR: CHARLES K. GIFFORD                  Mgmt          For                            For

1F     ELECTION OF DIRECTOR: CHARLES O. HOLLIDAY, JR.            Mgmt          For                            For

1G     ELECTION OF DIRECTOR: D. PAUL JONES, JR.                  Mgmt          For                            For

1H     ELECTION OF DIRECTOR: MONICA C. LOZANO                    Mgmt          For                            For

1I     ELECTION OF DIRECTOR: THOMAS J. MAY                       Mgmt          For                            For

1J     ELECTION OF DIRECTOR: BRIAN T. MOYNIHAN                   Mgmt          For                            For

1K     ELECTION OF DIRECTOR: DONALD E. POWELL                    Mgmt          For                            For

1L     ELECTION OF DIRECTOR: CHARLES O. ROSSOTTI                 Mgmt          For                            For

1M     ELECTION OF DIRECTOR: ROBERT W. SCULLY                    Mgmt          For                            For

02     A PROPOSAL TO RATIFY THE REGISTERED INDEPENDENT           Mgmt          For                            For
       PUBLIC ACCOUNTING FIRM FOR 2010

03     A PROPOSAL TO ADOPT AN AMENDMENT TO THE BANK              Mgmt          For                            For
       OF AMERICA AMENDED AND RESTATED CERTIFICATE
       OF INCORPORATION TO INCREASE THE NUMBER OF
       AUTHORIZED SHARES OF COMMON STOCK FROM 11.3
       BILLION TO 12.8 BILLION

04     AN ADVISORY (NON-BINDING) VOTE APPROVING EXECUTIVE        Mgmt          For                            For
       COMPENSATION

05     A PROPOSAL TO APPROVE AN AMENDMENT TO THE 2003            Mgmt          For                            For
       KEY ASSOCIATE STOCK PLAN

06     STOCKHOLDER PROPOSAL - DISCLOSURE OF GOVERNMENT           Shr           Against                        For
       EMPLOYMENT

07     STOCKHOLDER PROPOSAL - NON-DEDUCTIBLE PAY                 Shr           For                            Against

08     STOCKHOLDER PROPOSAL - SPECIAL STOCKHOLDER MEETINGS       Shr           For                            Against

09     STOCKHOLDER PROPOSAL - ADVISORY VOTE ON EXECUTIVE         Shr           For                            Against
       COMPENSATION

10     STOCKHOLDER PROPOSAL - SUCCESSION PLANNING                Shr           For                            Against

11     STOCKHOLDER PROPOSAL - DERIVATIVES TRADING                Shr           For                            Against

12     STOCKHOLDER PROPOSAL - RECOUP INCENTIVE COMPENSATION      Shr           For                            Against



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         John Hancock Income Securities Trust
By (Signature)       /s/ Keith F. Hartstein
Name                 Keith F. Hartstein
Title                President
Date                 08/27/2010